Subordinated liabilities - Disclosure of undated and dated subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 143	£ 538
Dated subordinated liabilities	36,339	38,236
Total subordinated liabilities	£ 36,482	£ 38,774